08.31 Fidelity Series Government Money Market Fund Series Class PRO-03 | Fidelity® Series Government Money Market Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Series Government Money Market Fund}	08.31 Fidelity Series Government Money Market Fund Series Class PRO-03 Fidelity® Series Government Money Market Fund Fidelity Series Government Money Market Fund - Series Class
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	none
[1]	Adjusted to reflect current fees.

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Expense Example {- Fidelity® Series Government Money Market Fund}	08.31 Fidelity Series Government Money Market Fund Series Class PRO-03 Fidelity® Series Government Money Market Fund Fidelity Series Government Money Market Fund - Series Class USD ($)
1 year	none
3 years	none
5 years	none
10 years	none